Summary of significant accounting policies (Details 3)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Translation [Abstract]
Foreign Currency Exchange Rate, Translation	0.1537	0.1440	0.1541
Foreign Currrency Average Exchange Rate Translation	0.1478	0.1506	0.1606